OCC ACCUMULATION TRUST

TARGET PORTFOLIO

SEMI-ANNUAL REPORT
JUNE 30, 2002


MANAGED BY

[OPCAP ADVISERS LOGO]

                             OCC ACCUMULATION TRUST
                                TARGET PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2002
                                   (UNAUDITED)

SHARES                                                                          VALUE
------                                                                      ------------
        COMMON STOCK-90.8%
        AEROSPACE-1.3%
1,100   Rockwell Collins, Inc                                               $    30,162
                                                                            -----------

        AUTOMOTIVE-1.0%
  350   Polaris Industries Inc                                                   22,750
                                                                            -----------

        BUSINESS SERVICES-3.2%
  800   Affiliated Computer Services, Inc.*                                      37,984
1,000   Certegy Inc.*                                                            37,110
                                                                            -----------
                                                                                 75,094
                                                                            -----------
        COMPUTER SERVICES-1.0%
  500   CDW Computer Centers, Inc.*                                              23,405
                                                                            -----------

        CONSULTING SERVICES-2.7%
1,800   Accenture Ltd.*                                                          34,200
2,000   KPMG Consulting, Inc.*                                                   29,720
                                                                            -----------
                                                                                 63,920
                                                                            -----------

        CONSUMER SERVICES-1.0%
  600   The Stanley Works                                                        24,606
                                                                            -----------
        DRUGS & MEDICAL PRODUCTS-14.2%
  900   AmerisourceBergen Corp                                                   68,400
  800   Boston Scientific Corp.*                                                 23,456
  150   Cephalon, Inc.*                                                           6,780
  800   Enzon, Inc.*                                                             19,688
  900   IDEC Pharmaceuticals Corp.*                                              31,905
1,300   King Pharmaceuticals, Inc.*                                              28,925
1,400   Laboratory Corp. of America Holdings*                                    63,910
  700   Medicis Pharmaceutical Corp.*                                            29,932
  500   St. Jude Medical, Inc.*                                                  36,925
  700   Varian Medical Systems Inc.*                                             28,385
                                                                            -----------
                                                                                338,306
                                                                            -----------

        EDUCATION-1.8%
1,100   Apollo Group, Inc.*                                                      43,362
                                                                            -----------

        ELECTRONICS-2.2%
1,000   Gentex Corp.*                                                            27,470
  350   L-3 Communications Hodings, Inc.*                                        18,900
  500   Polycom, Inc.*                                                            5,995
                                                                            -----------
                                                                                 52,365
                                                                            -----------

        FINANCIAL SERVICES-10.9%
  500   Affiliated Managers Group, Inc.*                                         30,750
2,000   BISYS Group, Inc.*                                                       66,600
2,000   Concord EFS, Inc.*                                                       60,280
  500   Countrywide Credit Industries, Inc.                                      24,125
2,000   E*TRADE Group, Inc.*                                                     10,920
1,000   SEI Investments Co.                                                      28,170
  400   SLM Corp                                                                 38,760
                                                                            -----------
                                                                                259,605
                                                                            -----------

        FOOD SERVICES-1.0%
1,000   Darden Restaurants, Inc.                                                24,700
                                                                            -----------

  SHARES                                                                          VALUE
 --------                                                                     -----------
          COMMON STOCK (CONTINUED)
          HEALTH/HOSPTIALS-2.8%
    600   Cerner Corp.*                                                       $    28,698
    800   Universal Health Services, Inc.*                                         39,200
                                                                              -----------
                                                                                   67,898
                                                                              -----------
          HEALTH & PERSONAL CARE-3.1%
  1,000   Weight Watchers International, Inc.*                                     43,440
    400   Wellpoint Health Networks Inc.*                                          31,124
                                                                              -----------
                                                                                   74,564
                                                                              -----------

          HOTELS-0.7%
    500   Starwood Hotels & Resorts Worldwide, Inc.                                16,445
                                                                              -----------

          INSURANCE-1.4%
  1,000   Willis Group Holdings Ltd*                                               32,910
                                                                              -----------

          LEISURE-2.0%
  2,500   Royal Caribbean Cruises Ltd.                                             48,750
                                                                              -----------

          MANUFACTURING-2.5%
    500   SPX Corp.                                                                58,750
                                                                              -----------

          MARKETING-1.5%
  1,400   Insight Enterprises, Inc.*                                               35,266
                                                                              -----------

          MEASURING INSTRUMENTS-0.9%
    800   Waters Corp.*                                                            21,360
                                                                              -----------

          MEDIA/BROADCASTING-2.6%
  1,400   Radio One, Inc.*                                                         20,818
  1,700   USA Interactive*                                                         39,865
                                                                              -----------
                                                                                   60,683
                                                                              -----------
          MEDICAL TECHNOLOGY-0.8%
    800   Affymetrix, Inc.*                                                        19,192
                                                                              -----------

          METALS/MINING-1.1%
    700   Alcan Inc.                                                               26,264
                                                                              -----------

          NETWORKING-1.6%
    700   Emulex Corp.*                                                            15,757
  2,100   Extreme Networks, Inc.*                                                  21,189
                                                                              -----------
                                                                                   36,946
                                                                              -----------

          OIL & GAS-4.8%
    800   Diamond Offshore Drilling, Inc.                                          22,800
    600   Global Industries, Ltd.*                                                  4,194
    800   GlobalSantaFe Corp.                                                      21,880
    500   Nabors Industries, Inc.*                                                 17,650
    800   Transocean Inc.                                                          24,920
    500   Weatherford International, Inc.*                                         21,600
                                                                              -----------
                                                                                  113,044
                                                                              -----------

SHARES                                                                                                VALUE
------                                                                                            -----------
        COMMON STOCK (CONCLUDED)
        RETAIL-7.6%
  900   Abercrombie & Fitch Co.*                                                                 $    21,708
  900   Best Buy Co., Inc. *                                                                          32,670
  500   Coach, Inc.*                                                                                  27,450
  800   Limited Brands, Inc.                                                                          17,040
1,400   Linens 'n Things, Inc.*                                                                       45,934
1,800   TJX Companies, Inc.                                                                           35,298
                                                                                                 -----------
                                                                                                     180,100
                                                                                                 -----------

          SEMICONDUCTORS-7.4%
    600   Cymer, Inc.*..                                                                              21,024
  1,400   Fairchild Semiconductor Corp.*                                                              34,020
  1,300   Integrated Circuit Systems, Inc.*                                                           26,247
    800   Integrated Device Technology, Inc.*                                                         14,512
  1,100   Intersil Corp.*                                                                             23,518
    350   KLA-Tencor Corp.*                                                                           15,397
  1,100   Microchip Technology, Inc.*                                                                 30,173
    350   Novellus Systems, Inc.*                                                                     11,900
                                                                                                 -----------
                                                                                                     176,791
                                                                                                 -----------

          SOFTWARE-5.0%
    450   Electronic Arts, Inc.*                                                                      29,722
  2,500   Lawson Software, Inc.*                                                                      14,425
    800   Mercury Interactive Corp.*                                                                  18,368
  1,900   THQ, Inc.*                                                                                  56,658
                                                                                                 -----------
                                                                                                     119,173
                                                                                                 -----------

          TECHNOLOGY-2.2%
    550   Harman International Industries, Inc.                                                       27,088
  1,300   Marvell Technology Group Ltd.*                                                              25,857
                                                                                                 -----------
                                                                                                      52,945
                                                                                                 -----------

          TELECOMMUNICATIONS-2.5%
  1,200   EchoStar Communications Corp.*                                                              22,272
  2,318   RF Micro Devices, Inc.*                                                                     17,663
  1,000   UTStarcom, Inc.*                                                                            20,170
                                                                                                 -----------
                                                                                                      60,105
                                                                                                 -----------

          Total Common Stock(cost-$2,315,348)                                                      2,159,461
                                                                                                 -----------

          SHORT-TERM INVESTMENTS-9.8%
233,000   Repurchase Agreement with State Street Bank Corp., dated 6/28/02,
          1.55% due 7/1/02, proceeds: $233,030; collateralized by Fannie Mae,
          4.15%, 8/28/03, value at $239,095;(cost-$233,000)                                          233,000
                                                                                                 -----------
          Total Investments (cost-$2,548,348)                                          100.6%      2,392,461
          Liabilities in excess of other assets                                         (0.6)        (13,098)
                                                                                      ------     -----------
          Net Assets                                                                   100.0%    $ 2,379,363
                                                                                      ======     ===========

----------
 * Non-income producing security

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                             OCC ACCUMULATION TRUST
                                TARGET PORTFOLIO
                       STATEMENT OF ASSETS AND LIABILITIES
                                  JUNE 30, 2002
                                   (UNAUDITED)

Assets:
Investments, at value (cost-$2,548,348)                                          $2,392,461
Cash                                                                                    531
Receivable for investments sold                                                       6,331
Prepaid expenses and other assets                                                     3,214
                                                                                 ----------
   Total Assets                                                                   2,402,537
                                                                                 ----------
LIABILITIES:
Payable for investments purchased                                                    20,320
Accrued expenses                                                                      2,854
                                                                                 ----------
   Total Liabilities                                                                 23,174
                                                                                 ----------
     Net Assets                                                                  $2,379,363
                                                                                 ==========
COMPOSITION OF NET ASSETS:
Beneficial interest shares of $0.01 par value (unlimited number authorized)      $    3,000
Paid-in-capital in excess of par                                                  2,993,273
Net investment loss                                                                 (10,449)
Accumulated net realized loss on investments                                       (450,574)
Net unrealized depreciation of investments                                         (155,887)
                                                                                 ----------
     Net Assets                                                                  $2,379,363
                                                                                 ==========
Shares outstanding                                                                  300,000
                                                                                 ----------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE                   $     7.93
                                                                                 ==========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                             STATEMENT OF OPERATIONS
                     FOR THE SIX MONTHS ENDED JUNE 30, 2002
                                   (UNAUDITED)


INVESTMENT INCOME:
Dividends                                                              $   2,769
Interest                                                                     217
                                                                       ---------
   Total investment income                                                 2,986
                                                                       ---------
EXPENSES:
Investment advisory fees                                                  10,814
Custodian fees                                                             8,987
Audit and tax service fees                                                 3,413
Transfer agent fees                                                        3,241
Reports to shareholders                                                      390
Miscellaneous fees                                                         1,174
                                                                       ---------
   Total expenses                                                         28,019
   Less: investment advisory fees waived                                 (10,814)
          expenses reimbursed by Investment Adviser                       (3,163)
          expense offset                                                    (607)
                                                                       ---------
      Net expenses                                                        13,435
                                                                       ---------
      Net investment loss                                                (10,449)
                                                                       ---------
REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
Net realized loss on investments                                        (248,966)
Net change in unrealized appreciation/depreciation of investments       (317,465)
                                                                       ---------
     Net realized and unrealized loss on investments                    (566,431)
                                                                       ---------
NET DECREASE IN NET ASSETS RESULTING FROM INVESTMENT OPERATIONS        $(576,880)
                                                                       =========


                       STATEMENT OF CHANGES IN NET ASSETS

                                                                         SIX MONTHS      FOR THE PERIOD
                                                                            ENDED      SEPTEMBER 4, 2001*
                                                                        JUNE 30, 2002        THROUGH
                                                                         (UNAUDITED)    DECEMBER 31, 2001
                                                                        -------------  ------------------
Investment Operations:
Net investment loss                                                     $   (10,449)      $    (3,727)
Net realized loss  on investments                                          (248,966)         (201,608)
Net change in unrealized appreciation/depreciation of investments          (317,465)          161,578
                                                                        -----------       -----------
   Net decrease in net assets resulting from investment operations         (576,880)          (43,757)
                                                                        -----------       -----------
SHARE TRANSACTIONS:
Net proceeds from the sale of shares                                           --           3,000,000
                                                                        -----------       -----------
   Net increase (decrease) in net assets                                   (576,880)        2,956,243
                                                                        -----------       -----------
NET ASSETS:
Beginning of period                                                       2,956,243              --
                                                                        -----------       -----------
End of period                                                           $ 2,379,363       $ 2,956,243
                                                                        ===========       ===========
SHARES ISSUED:
Shares issued                                                                  --             300,000
                                                                        -----------       -----------

----------
* Commencement of operations


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                TARGET PORTFOLIO
                              FINANCIAL HIGHLIGHTS
      FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                              SIX MONTHS      FOR THE PERIOD
                                                                 ENDED       SEPTEMBER 4, 2001*
                                                             JUNE 30, 2002       THROUGH
                                                              (UNAUDITED)    DECEMBER 31, 2001
                                                             -------------   -----------------
Net asset value, beginning of period                          $    9.85        $   10.00
                                                              ---------        ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss                                               (0.03)           (0.01)
Net realized and unrealized loss on investments                   (1.89)           (0.14)
                                                              ---------        ---------
   Total loss from investment operations                          (1.92)           (0.15)
                                                              ---------        ---------

Net asset value, end of period                                $    7.93        $    9.85
                                                              =========        =========

TOTAL RETURN (1)                                                  (19.5)%           (1.5)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's)                             $   2,379        $   2,956
Ratio of expenses to average net assets (2)(3)(4)                  1.04%            1.03%
Ratio of net investment loss to average net assets(3)(4)          (0.77)%          (0.41)%
Portfolio Turnover                                                   61%              32%

----------
*    Commencement of operations

(1)  Total return for a period of less than one year is not annualized.

(2)  Inclusive of expenses offset by earnings credits from custodian bank (See
     (1)(G) in Notes to Financial Statements).

(3) During the periods indicated above, the Investment Adviser waived its fees and assumed a portion of the Portfolio's expenses. If such waivers and assumptions had not been in effect, the ratio of expenses to average net assets and the ratio of net investment loss to average net assets would have been 2.07% (annualized) and (1.81)% (annualized), respectively, for the six months ended June 30, 2002 and 1.84% (annualized) and (1.23)% (annualized) for the period ended December 31, 2001.

(4)  Annualized.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                TARGET PORTFOLIO
                          NOTES TO FINANCIAL STATEMENTS
                                  JUNE 30, 2002
                                   (UNAUDITED)

(1) ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

OCC Accumulation Trust (the "Trust") was organized May 12, 1994 as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust is authorized to issue an unlimited number of shares of beneficial interest at $0.01 par value. The Trust is comprised of: the Equity Portfolio, the Small Cap Portfolio, the Global Equity Portfolio, the Managed Portfolio, the U.S. Government Income Portfolio, the Mid Cap Portfolio, the Science & Technology Portfolio and the Target Portfolio (the "Portfolio"). OpCap Advisors LLC. (the "Investment Adviser") serves as the Trust's investment adviser. The Investment Adviser is a Delaware limited liability company which is an indirect majority-owned subsidiary of Allianz AG.

The accompanying financial statements and notes thereto are those of the Portfolio. The Trust is an investment vehicle for variable annuity and variable life insurance contracts of various life insurance companies and qualified pension and retirement plans.

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements:

     (A)  VALUATION OF INVESTMENTS

Investment securities, other than debt securities, listed on a national securities exchange or traded in the over-the-counter National Market System are valued each business day at the last reported sale price; if there are no such reported sales, the securities are valued at their last quoted bid price. Other securities traded over-the-counter and not part of the National Market System are valued at the last quoted bid price. Debt securities (other than short-term obligations) are valued each business day by an independent pricing service (approved by the Board of Trustees) using methods which include current market quotations from a major market maker and trader-reviewed "matrix" prices. Short-term debt securities having a remaining maturity of sixty days or less are valued at amortized cost or amortized value, which approximates market value. Any securities or other assets for which market quotations are not readily available are valued at their fair value as determined in good faith by the Board of Trustees. The ability of issuers of debt instruments to meet their obligations may be affected by economic developments in a specific industry or region.

REPURCHASE AGREEMENTS - The Portfolio's custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligations. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

     (B)  FEDERAL INCOME TAXES

It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders; accordingly, no federal income tax provision is required.

(1) ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES - (CONCLUDED)

   (C)  INVESTMENT TRANSACTIONS AND OTHER INCOME

Investment transactions are accounted for on the trade date. In determining the gain or loss from the sale of investments, the cost of investments sold has been determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Discounts or premiums on debt securities purchased are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.

     (D)  DIVIDENDS AND DISTRIBUTIONS

Dividends and distributions to shareholders from net investment income and net realized capital gains, if any, are declared and paid at least annually.

The Portfolio records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book-tax" differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal income tax treatment; temporary differences do not require reclassification. To the extent dividends and/or distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as dividends and/or distributions of paid-in-capital in excess of par or as a tax return of capital.

For federal income tax purposes the cost of securities owned was substantially the same as for financial reporting purposes. Accordingly, net unrealized depreciation of investments of $155,887 was composed of gross appreciation of $149,077 for those investments having an excess of value over cost and gross depreciation of $304,964 for those investments having an excess of cost over value.

     (E)  ALLOCATION OF EXPENSES

Expenses specifically identifiable to a particular portfolio are borne by that portfolio. Other expenses are allocated to each portfolio of the Trust based on its net assets in relation to the total net assets of all applicable portfolios of the Trust or on another reasonable basis.

     (F)  USE OF ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America, requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates

     (G)  EXPENSE OFFSET

The Portfolio benefits from an expense offset arrangement with its custodian bank whereby uninvested cash balances earn credits which reduce monthly custodian fees. Had these cash balances been invested in income producing securities, they would have generated income for the Portfolio.

(2) INVESTMENT ADVISER/SUB-ADVISER

The investment advisory fee is accrued daily and payable monthly to the Investment Adviser, and is computed as a percentage of the Portfolio's average net assets at the annual rate of 0.80% on the first $400 million of average net assets, 0.75% on the next $400 million of average net assets and 0.70% thereafter. The Investment Adviser has voluntarily agreed to waive that portion of the investment advisory fee and to assume any necessary expenses in order to limit total expenses of the Portfolio to 1.00% of average net assets (net of any expense offset) on an annual basis.

Pursuant to a sub-advisory agreement between the Investment Adviser and PIMCO Equity Advisors LLC (the "Sub-Adviser"), an affiliate of the Investment Adviser, the Investment Adviser (not the Portfolio) pays the Sub-Adviser a monthly fee at the annual rate of 0.40% of the first $400 million of average net assets, 0.375% on the next $400 million of average net assets and 0.35% thereafter. For the six months ended June 30, 2002, the Investment Adviser paid the Sub-Adviser $2,420, of which $812 was payable at June 30, 2002.

At June 30, 2002, 100% of the outstanding shares of the Portfolio were owned by an affiliate of the Investment Adviser. Investment activity by this affiliate could have a material impact on the Portfolio.

(3) INVESTMENTS IN SECURITIES

For the six months ended June 30, 2002, purchases and sales of investment securities, other than short-term securities, aggregated $1,588,528 and $1,700,844, respectively.

                             OCC ACCUMULATION TRUST
                           1345 AVENUE OF THE AMERICAS
                               NEW YORK, NY 10105

TRUSTEES AND PRINCIPAL OFFICERS
Stephen Treadway                         Chairman, President & Trustee
V. Lee Barnes                            Trustee
Paul Y. Clinton                          Trustee
Thomas W. Courtney                       Trustee
Lacy B. Herrmann                         Trustee
Theodore T. Mason                        Trustee
Malcolm Bishopp                          Executive Vice President
Brian S. Shlissel                        Executive Vice President & Treasurer
Steven Calabria                          Vice President
Kenneth W. Corba                         Vice President and Portfolio Manager
Mark F. Degenhart                        Vice President and Portfolio Manager
Michael F. Gaffney                       Vice President and Portfolio Manager
Richard J. Glasebrook, II                Vice President and Portfolio Manager
Colin Glinsman                           Vice President and Portfolio Manager
Louis P. Goldstein                       Vice President and Portfolio Manager
William Gross                            Vice President and Portfolio Manager
Benjamin D. Gutstein                     Vice President and Portfolio Manager
Vikki Y. Hanges                          Vice President and Portfolio Manager
John Lindenthal                          Vice President and Portfolio Manager
Elisa A. Mazen                           Vice President and Portfolio Manager
Dennis McKechnie                         Vice President and Portfolio Manager
Jeffrey D. Parker                        Vice President and Portfolio Manager
Michael B. Zuckerman                     Secretary

INVESTMENT ADVISER
OpCap Advisors LLC
1345 Avenue of the Americas
New York, NY 10105

SUB-ADVISER
PIMCO Equity Advisors LLC
1345 Avenue of the Americas
New York, NY 10105

CUSTODIAN AND TRANSFER AGENT
State Street Corp.
P.O. Box 1978
Boston, MA 02105

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

This report is authorized for distribution only to shareholders and to others who have received a copy of the prospectus.